Prospectus Supplement                                           220178  11/04
dated November 17, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT GROWTH OPPORTUNITIES FUND
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Large-Cap Growth Team
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Portfolio leader        Since   Experience
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Brian O'Toole           2002    2002 - Present       Putnam Management
                                Prior to June 2002   Citigroup Asset Management
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Portfolio member        Since   Experience
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David J. Santos         1999    1986 - Present       Putnam Management
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PUTNAM VT VOYAGER FUND
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Large-Cap Growth Team
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Portfolio leader        Since   Experience
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Brian P. O'Toole        2002    2002 - Present       Putnam Management
                                Prior to June 2002   Citigroup Asset Management
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Portfolio member        Since   Experience
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David J. Santos         2003    1986 - Present       Putnam Management
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PUTNAM INVESTMENTS

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